Consolidated Statements of Shareholders' Equity (USD $)	Total	Common Shares	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2011	$ 18,794,000,000	$ 232,000,000	$ 12,217,000,000	$ (876,000,000)	$ 7,221,000,000
Net income	4,482,000,000				4,482,000,000
Other comprehensive (loss) income	(51,000,000)			(51,000,000)
Preferred shares issued	0
Repurchase of common shares	(4,000,000,000)	(14,000,000)	(765,000,000)		(3,221,000,000)
Other changes, primarily employee plans	570,000,000	3,000,000	615,000,000		(48,000,000)
Cash dividends declared
Cash dividends declared common, per share	(909,000,000)				(909,000,000)
Ending Balance at Dec. 31, 2012	18,886,000,000	221,000,000	12,067,000,000	(927,000,000)	7,525,000,000
Net income	5,359,000,000				5,359,000,000
Other comprehensive (loss) income	(499,000,000)			(499,000,000)
Preferred shares issued	0
Repurchase of common shares	(4,000,000,000)	(11,000,000)	(648,000,000)		(3,341,000,000)
Other changes, primarily employee plans	717,000,000	3,000,000	783,000,000		(69,000,000)
Cash dividends declared
Cash dividends declared common, per share	(967,000,000)				(967,000,000)
Ending Balance at Dec. 31, 2013	19,496,000,000	213,000,000	12,202,000,000	(1,426,000,000)	8,507,000,000
Net income	5,885,000,000				5,885,000,000
Other comprehensive (loss) income	(493,000,000)			(493,000,000)
Preferred shares issued	742,000,000		742,000,000
Repurchase of common shares	(4,378,000,000)	(10,000,000)	(604,000,000)		(3,764,000,000)
Other changes, primarily employee plans	476,000,000	2,000,000	534,000,000		(60,000,000)
Cash dividends declared
Cash dividends declared common, per share	(1,055,000,000)				(1,055,000,000)
Ending Balance at Dec. 31, 2014	$ 20,673,000,000	$ 205,000,000	$ 12,874,000,000	$ (1,919,000,000)	$ 9,513,000,000